CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net premiums	$ 7,335,687	$ 6,659,680	$ 5,725,161
Investment income, net of related expenses	1,281,197	1,238,660	1,122,462
Investment related gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(30,873)	(31,920)	(128,834)
Other-than-temporary impairments on fixed maturity securities transferred to (from) accumulated other comprehensive income	(3,924)	(2,045)	(16,045)
Other investment related gains (losses), net	(9,107)	241,905	146,937
Total investment related gains (losses), net	(36,056)	212,030	34,148
Other revenues	248,710	151,360	185,051
Total revenues	8,829,538	8,261,730	7,066,822
Benefits and Expenses:
Claims and other policy benefits	6,225,183	5,547,155	4,819,426
Interest credited	316,394	309,982	323,738
Policy acquisition costs and other insurance expenses	990,021	1,137,589	1,010,112
Other operating expenses	419,340	361,971	294,779
Interest expense	102,638	90,996	69,940
Collateral finance facility expense	12,391	7,856	8,268
Total benefits and expenses	8,065,967	7,455,549	6,526,263
Income before income taxes	763,571	806,181	540,559
Provision for income taxes	(217,526)	(270,439)	(167,563)
Net income	$ 546,045	$ 535,742	$ 372,996
Basic earnings per share:
Income from continuing operations basic earnings per share	$ 7.42	$ 7.32	$ 5.12
Diluted earnings per share:
Income from continuing operations diluted earnings per share	$ 7.37	$ 7.17	$ 5.09
Dividends declared per share	$ 0.60	$ 0.48	$ 0.36